Trade receivables and reseller financing - Summary of Movements in the Allowance for Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Begining balance	R$ 472,594	R$ 468,850	R$ 496,040
Additions	314,604	146,622	143,563
Reversal	(260,655)	(122,675)	(136,198)
Write-offs	(56,633)	(20,203)	(34,554)
Opening balance – acquisition of subsidiaries	16,915
Ending balance	486,825	472,594	468,850
Trade receivables [member]
Disclosure of financial assets [line items]
Begining balance	345,735	334,467	322,753
Additions	201,054	114,691	115,090
Reversal	(163,238)	(85,549)	(76,762)
Write-offs	(47,994)	(17,874)	(26,614)
Opening balance – acquisition of subsidiaries	16,915
Ending balance	352,472	345,735	334,467
Reseller Financing - Ipiranga [member]
Disclosure of financial assets [line items]
Begining balance	126,859	134,383	173,287
Additions	113,550	31,931	28,472
Reversal	(97,417)	(37,126)	(59,436)
Write-offs	(8,639)	(2,329)	(7,940)
Opening balance – acquisition of subsidiaries	0
Ending balance	R$ 134,353	R$ 126,859	R$ 134,383